FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Abstract]
Schedule of current exchange rates
Following are the current exchange rates for the US dollar, on the dates indicated:

	As of December 31,	As of December 31,	As of December 31,
	2024	2023	2022

Argentine peso	1,030.50	807.98	177.12
Brazilian real	6.18	4.85	5.29
Chilean peso	996.46	877.12	855.86
Colombian peso	4,403.50	3,872.49	4,845.35
Euro	0.96	0.90	0.93
Australian dollar	1.61	1.46	1.47
Boliviano	6.86	6.86	6.86
Mexican peso	20.54	16.91	19.50
New Zealand dollar	1.77	1.58	1.58
Peruvian Sol	3.80	3.70	3.81
Paraguayan Guarani	7,815.0	7,270.6	7,332.20
Uruguayan peso	43.80	38.81	39.71

Schedule of foreign currency of balances of monetary items in current and non-current assets
The foreign currency detail of balances of monetary items in current and non-current assets is as follows:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Current assets

Cash and cash equivalents	630,133	386,216
Argentine peso	4,184	1,808
Brazilian real	4,529	7,108
Chilean peso	17,440	47,907
Colombian peso	12,156	8,968
Euro	15,721	25,329
U.S. dollar	532,670	237,251
Other currency	43,433	57,845

Other financial assets, current	7,768	14,659
Chilean peso	2,130	4,367
Euro	67	3,722
U.S. dollar	5,086	5,971
Other currency	485	599

Other non - financial assets, current	58,675	36,654
Brazilian real	—	—
Chilean peso	29,968	12,354
Euro	4,105	5,310
U.S. dollar	2,542	10,735
Other currency	22,060	8,255

Trade and other accounts receivable, current	214,599	279,586
Argentine peso	8,729	12,831
Brazilian real	—	—
Chilean peso	64,915	69,588
Colombian peso	1,562	1,453
Euro	96,438	90,699
U.S. dollar	7,503	68,893
Other currency	35,452	36,122

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Current assets

Accounts receivable from related entities, current	24	27
Chilean peso	24	27
U.S. dollar	—	—

Tax current assets	13,121	17,258
Chilean peso	2,035	2,202
Colombian peso	7,020	6,084
Peruvian sun	1,909	7,108
Other currency	2,157	1,864

Total current assets	924,320	734,400
Argentine peso	12,913	14,639
Brazilian real	4,529	7,108
Chilean peso	116,512	136,445
Colombian peso	20,738	16,505
Euro	116,331	125,060
U.S. Dollar	547,801	322,850
Other currency	105,496	111,793

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Non-current assets

Other financial assets, non-current	13,627	15,375
Brazilian real	2,989	3,807
Chilean peso	876	2,073
Colombian peso	—	—
Euro	4,579	4,252
U.S. dollar	2,315	2,071
Other currency	2,868	3,172

Other non - financial assets, non-current	5,127	9,856
Argentine peso	—	—
Brazilian real	5,058	9,789
U.S. dollar	—	—
Other currency	69	67

Accounts receivable, non-current	4,126	4,732
Chilean peso	4,126	4,732

Deferred tax assets	5,147	1,048
Colombian peso	5,112	859
U.S. dollar	—	144
Other currency	35	45

Total non-current assets	28,027	31,011
Argentine peso	—	—
Brazilian real	8,047	13,596
Chilean peso	5,002	6,805
Colombian peso	5,112	1,700
Euro	4,579	4,252
U.S. dollar	2,315	2,230
Other currency	2,972	2,428

Schedule of foreign currency balances in current liabilities and non-current
The foreign currency detail of balances of monetary items in current liabilities and non-current is as follows:

	Up to 90 days		91 days to 1 year
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities

Other financial liabilities, current	30,413	4,331	872	1,010
Chilean peso	1,621	1,364	747	702
Euro	26,191	—	6	—
U.S. dollar	2,131	2,510	—	—
Other currency	470	457	119	308

Trade and other accounts payables, current	817,925	616,032	8,639	9,583
Argentine peso	5,203	2,074	133	132
Brazilian real	13,237	13,401	765	922
Chilean peso	175,057	128,838	1,556	1,560
Colombian peso	—	—	—	—
Euro	48,804	54,744	7	7
U.S. dollar	513,970	350,635	1,773	1,797
Peruvian sol	45,244	42,347	4,301	4,994
Mexican peso	1,890	2,019	—	—
Pound sterling	4,811	17,379	18	11
Uruguayan peso	1,253	706	5	39
Other currency	8,456	3,889	81	121

Accounts payable to related entities, current	7,520	5,154	—	—
Chilean peso	—	—	—	—
U.S. dollar	7,520	5,154	—	—

Other provisions, current	10	16	14,161	12,429
Chilean peso	—	—	4	4
Other currency	10	16	14,157	12,425

	Up to 90 days		91 days to 1 year
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities

Other non-financial liabilities, current	11,031	15,634	5,330	6,099
Argentine peso	1,286	836	478	445
Chilean peso	3,916	4,338	2,688	4,026
Colombian peso	1,122	1,456	1,187	1,066
U.S. dollar	3,185	7,305	758	416
Other currency	1,522	1,699	219	146

Total current liabilities	866,899	641,167	29,002	29,121
Argentine peso	6,489	2,910	611	577
Brazilian real	13,237	13,401	765	922
Chilean peso	180,594	134,540	4,995	6,292
Colombian peso	1,122	1,456	1,187	1,066
Euro	74,995	54,744	13	7
U.S. dollar	526,806	365,604	2,531	2,213
Other currency	63,656	68,512	18,900	18,044

	More than 1 to 3 years		More than 3 to 5 years		More than 5 years
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other financial liabilities, non-current	90,248	32,867	2,791	2,871	167,538	165,511
Chilean peso	33,318	17,020	2,749	2,500	166,495	164,942
Brazilian real	—	—		—		—
Euro	43,861	—	42	—	1,043	—
U.S. dollar	12,217	14,110	—	—	—	—
Other currency	852	1,737	—	371	—	569

Accounts payable, non-current	22,407	72,783	—	—	—	—
Chilean peso	16,477	16,774	—	—	—	—
U.S. dollar	4,397	54,441	—	—	—	—
Other currency	1,533	1,568	—	—	—	—

Other provisions, non-current	44,993	49,427	—	—	—	—
Argentine peso	2,685	3,570	—	—	—	—
Brazilian real	37,227	42,244	—	—	—	—
Chilean peso	1,996	—	—	—	—	—
Colombian peso	330	395	—	—	—	—
Euro	2,653	3,053	—	—	—	—
U.S. dollar	102	165	—	—	—	—

Provisions for employees benefits, non-current	89,950	79,749	—	—	—	—
Chilean peso	82,804	76,247	—	—	—	—
U.S. dollar	7,146	3,502	—	—	—	—

Total non-current liabilities	247,598	234,826	2,791	2,871	167,538	165,511
Argentine peso	2,685	3,570	—	—	—	—
Brazilian real	37,227	42,244	—	—	—	—
Chilean peso	134,595	110,041	2,749	2,500	166,495	164,942
Colombian peso	330	395	—	—	—	—
Euro	46,514	3,053	42	—	1,043	—
U.S. dollar	23,862	72,218	—	—	—	—
Other currency	2,385	3,305	—	371	—	569

Schedule of general summary of foreign currency

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
General summary of foreign currency:

Total assets	952,347	765,411
Argentine peso	12,913	14,639
Brazilian real	12,576	20,704
Chilean peso	121,514	143,250
Colombian peso	25,850	18,205
Euro	120,910	129,312
U.S. dollar	550,116	325,080
Other currency	108,468	114,221

Total liabilities	1,313,828	1,073,496
Argentine peso	9,785	7,057
Brazilian real	51,229	56,567
Chilean peso	489,428	418,315
Colombian peso	2,639	2,917
Euro	122,607	57,804
U.S. dollar	553,199	440,035
Other currency	84,941	90,801

Net position
Argentine peso	3,128	7,582
Brazilian real	(38,653)	(35,863)
Chilean peso	(367,914)	(275,065)
Colombian peso	23,211	15,288
Euro	(1,697)	71,508
U.S. dollar	(3,083)	(114,955)
Other currency	23,527	23,420